Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of voluntary change in accounting policy [abstract]
Summary of Functional Currency
The functional currency of GENFIT CORP and Versantis, Inc. is the U.S. dollar. The applicable exchange rates used to translate the financial statements of this entity for each of the periods are as follows:

	Year ended
Ratio : 1 US dollars (USD) = x euros (EUR)	2020/12/31	2021/12/31	2022/12/31
Exchange rate at period end	0.81493	0.88292	0.93756
Average exchange rate for the period	0.87755	0.84542	0.95105
The functional currency of Versantis AG is the Swiss Franc. The applicable exchange rates used to translate the financial statements of this entity for each of the periods are as follows:

Ratio : 1 CH franc (CHF) = x euros (EUR)	Year ended
	2020/12/31	2021/12/31	2022/12/31
Exchange rate at period end	N/A	N/A	1.01554
Average exchange rate for the period	N/A	N/A	1.01710
Note that the average rate immediately above is based on the period between September 29, 2022 and December 31, 2022.